Prepaid Expenses and Other Current Assets (Details) - Prepaid Expenses and Other Current Assets - USD ($)	Sep. 30, 2014	Sep. 30, 2013
Prepaid Expenses and Other Current Assets [Abstract]
Consulting Services	$ 28,645	$ 48,041
Insurances	8,610	14,733
Deposits	33,814	$ 33,814
Advanced Payments on Manufactured Product	81,997
Other	35,167	$ 11,954
Total	$ 188,233	$ 108,542